UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2010
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            05/14/2010
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       68

Form 13f Information Table Value Total:                  21975165
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   422604  9894730 SH       Sole                  8178730           1716000
                                                            334261  7826299 SH       Defined 01            7826299
Bank of New York Mellon Corpor COM              064058100   251768  8153123 SH       Sole                  6766123           1387000
                                                            228111  7387000 SH       Defined 01            7387000
Berkshire Hathaway Inc. Class  COM              084670108     1096        9 SH       Sole                        9
CEMEX S.A.B. de C.V. ADR       COM              151290889   854069 83650277 SH       Sole                 67715885          15934392
                                                            487589 47756000 SH       Defined 01           47756000
Chesapeake Energy Corporation  COM              165167107  1286169 54406451 SH       Sole                 45397287           9009164
                                                            605103 25596576 SH       Defined 01           25596576
Dell Inc.                      COM              24702R101  1344657 89524434 SH       Sole                 74886599          14637835
                                                            739937 49263465 SH       Defined 01           49263465
Diageo Plc - ADR               COM              25243Q205    24822   368013 SH       Sole                   368013
Dillard's Inc.                 COM              254067101     2620   111000 SH       Sole                                     111000
                                                            165100  6995748 SH       Defined 01            6995748
DineEquity Inc                 COM              254423106     9463   239400 SH       Sole                   127000            112400
                                                            117724  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101  1764496 52188572 SH       Sole                 43616122           8572450
                                                            807492 23883238 SH       Defined 01           23883238
Discovery Communications Serie COM              25470F302    86752  2949735 SH       Sole                  1547735           1402000
Everest Re Group Ltd.          COM              G3223R108   338870  4187196 SH       Sole                  3147400           1039796
                                                            108042  1335000 SH       Defined 01            1335000
Fair Isaac Corporation         COM              303250104    55091  2174083 SH       Sole                  1000383           1173700
                                                            182864  7216400 SH       Defined 01            7216400
FedEx Corporation              COM              31428X106   329090  3523452 SH       Sole                  2949452            574000
                                                            273721  2930629 SH       Defined 01            2930629
Ingersoll-Rand PLC             COM              G47791101      418    12000 SH       Sole                    12000
InterContinental Hotels Group  COM              45857P301    14847   949308 SH       Sole                   509308            440000
                                                              2369   151495 SH       Defined 01             151495
Level 3 Communications Inc.    COM              52729N100   433090 267339702 SH      Sole                221227286          46112416
                                                            315022 194457754 SH      Defined 01          194457754
Liberty Media Corporation Inte COM              53071M104   648691 42398128 SH       Sole                 34600878           7797250
                                                            392153 25630943 SH       Defined 01           25630943
Markel Corporation             COM              570535104   158673   423511 SH       Sole                   303714            119797
                                                            107902   288000 SH       Defined 01             288000
Marriott International Inc.    COM              571903202       63     2000 SH       Sole                                       2000
                                                            224352  7117767 SH       Defined 01            7117767
Pioneer Natural Resources Comp COM              723787107   520633  9244191 SH       Sole                  7138391           2105800
                                                            701291 12451900 SH       Defined 01           12451900
Potlatch Corporation           COM              737630103     1507    43000 SH       Sole                                      43000
                                                            101160  2887000 SH       Defined 01            2887000
Royal Philips Electronics ADR  COM              500472303   659708 20603004 SH       Sole                 17382204           3220800
                                                            188205  5877731 SH       Defined 01            5877731
Ruddick Corporation            COM              781258108     1553    49079 SH       Sole                                      49079
                                                             98320  3107459 SH       Defined 01            3107459
Sealed Air Corporation         COM              81211K100    61637  2923959 SH       Defined 01            2923959
Service Corporation Internatio COM              817565104     2762   300900 SH       Sole                                     300900
                                                            132623 14447000 SH       Defined 01           14447000
Symantec Corporation           COM              871503108   489385 28910644 SH       Sole                 26265982           2644662
Telephone and Data Systems Inc COM              879433100    20723   612200 SH       Sole                   571400             40800
                                                             51818  1530800 SH       Defined 01            1530800
Telephone and Data Systems Inc COM              879433860   175880  5894094 SH       Sole                  4584446           1309648
                                                            169079  5666200 SH       Defined 01            5666200
Texas Industries Inc.          COM              882491103     4073   119200 SH       Sole                    64700             54500
                                                            122681  3590320 SH       Defined 01            3590320
The Washington Post Company    COM              939640108    44996   101301 SH       Sole                    96115              5186
                                                            124156   279517 SH       Defined 01             279517
tw telecom inc.                COM              87311L104   185662 10223674 SH       Sole                  7629327           2594347
                                                            267545 14732670 SH       Defined 01           14732670
Walt Disney Company            COM              254687106  1317869 37750486 SH       Sole                 31331101           6419385
                                                            594695 17035082 SH       Defined 01           17035082
Wendy's/Arby's Group Inc.      COM              950587105   125683 25136597 SH       Defined 01           25136597
Willis Group Holdings PLC      COM              G96666105   194078  6202555 SH       Sole                  5014555           1188000
                                                            297130  9496000 SH       Defined 01            9496000
Worthington Industries Inc.    COM              981811102     1892   109400 SH       Sole                                     109400
                                                            113785  6581000 SH       Defined 01            6581000
Yum! Brands Inc.               COM              988498101  1326241 34600595 SH       Sole                 28870595           5730000
                                                            625595 16321286 SH       Defined 01           16321286
Level 3 Communications Inc. Co CONV             52729NBM1   133708 100062000 PRN     Defined 01          100062000